CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited)
December 31, 2022

Security Description	Shares	Value
Common Stocks ― 99.0%
Aerospace/Defense ― 2.5%
General Dynamics Corp.	5,016	$1,244,520
L3Harris Technologies, Inc.	5,161	1,074,572
Lockheed Martin Corp.	2,632	1,280,441
Total Aerospace/Defense		3,599,533

Agriculture ― 1.5%
Altria Group, Inc.	22,440	1,025,732
Philip Morris International, Inc.	10,971	1,110,375
Total Agriculture		2,136,107

Auto Manufacturers ― 0.8%
Cummins, Inc. (a)	4,698	1,138,278
Total Auto Manufacturers		1,138,278

Banks ― 10.3%
Bank of America Corp.	65,587	2,172,241
Bank of New York Mellon Corp./The	25,699	1,169,818
Citigroup, Inc.	33,120	1,498,018
Citizens Financial Group, Inc.	26,753	1,053,266
Fifth Third Bancorp	16,763	549,994
JPMorgan Chase & Co.	8,515	1,141,861
KeyCorp	56,902	991,233
M&T Bank Corp.	3,869	561,237
Northern Trust Corp.	11,688	1,034,271
SVB Financial Group*	2,414	555,558
Truist Financial Corp.	23,826	1,025,233
US Bancorp (a)	25,742	1,122,609
Wells Fargo & Co.	43,469	1,794,835
Total Banks		14,670,174

Beverages ― 0.4%
Coca-Cola Co/The	8,760	557,224
Total Beverages		557,224

Biotechnology ― 2.2%
Amgen, Inc.	4,408	1,157,717
Biogen, Inc.*	1,991	551,348
Gilead Sciences, Inc.	15,871	1,362,525
Total Biotechnology		3,071,590

Chemicals ― 0.6%
Dow, Inc.	17,546	884,143
Total Chemicals		884,143

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2022
Security Description	Shares	Value
Commercial Services ― 1.5%
FleetCor Technologies, Inc.*	5,423	$996,097
PayPal Holdings, Inc.*	15,888	1,131,543
Total Commercial Services		2,127,640

Computers ― 2.2%
Cognizant Technology Solutions Corp. - Class A	20,723	1,185,148
Fortinet, Inc.*	21,705	1,061,158
NetApp, Inc.	13,751	825,885
Total Computers		3,072,191

Diversified Financial Services ― 3.3%
Capital One Financial Corp.	9,954	925,324
CME Group, Inc.	6,435	1,082,110
Discover Financial Services	11,047	1,080,728
LPL Financial Holdings, Inc.	2,472	534,372
Visa, Inc. - Class A (a)	5,299	1,100,920
Total Diversified Financial Services		4,723,454

Electric ― 5.7%
Ameren Corp.	12,471	1,108,921
CenterPoint Energy, Inc.	21,591	647,514
CMS Energy Corp.	8,345	528,489
DTE Energy Co.	9,787	1,150,266
Emerson Electric Co.	12,826	1,232,066
Exelon Corp.	25,215	1,090,044
Fortive Corp.	8,485	545,161
NextEra Energy, Inc.	21,345	1,784,442
Total Electric		8,086,903

Environmental Control ― 0.8%
Waste Management, Inc.	7,068	1,108,828
Total Environmental Control		1,108,828

Food ― 4.4%
Albertsons Cos, Inc. - Class A	56,321	1,168,098
Campbell Soup Co. (a)	11,283	640,310
Conagra Brands, Inc.	32,077	1,241,380
Kraft Heinz Co/The	32,277	1,313,997
Kroger Co/The (a)	10,805	481,687
Sysco Corp.	6,824	521,695
Tyson Foods, Inc. - Class A	13,542	842,989
Total Food		6,210,156

Forest Products and Paper ― 0.8%
International Paper Co.	31,358	1,085,928
Total Forest Products & Paper		1,085,928

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2022
Security Description	Shares	Value
Health Care ― 5.4%
Avantor, Inc.*	25,489	$537,563
Centene Corp.*	14,348	1,176,680
Elevance Health, Inc. (a)	2,316	1,188,039
Humana, Inc. (a)	1,147	587,482
Molina Healthcare, Inc.*(a)	3,633	1,199,689
STERIS Plc	3,218	594,332
UnitedHealth Group, Inc.	1,069	566,762
Universal Health Services, Inc. - Class B (a)	8,489	1,196,015
Zimmer Biomet Holdings, Inc. (a)	5,030	641,325
Total Healthcare-Services		7,687,887

Household Products ― 0.8%
Avery Dennison Corp.	6,570	1,189,170
Total Household Products		1,189,170

Insurance ― 4.2%
Chubb Ltd.	2,947	650,108
Corebridge Financial, Inc.	25,342	508,361
Fidelity National Financial, Inc.	27,148	1,021,308
Hartford Financial Services Group Inc/The	16,917	1,282,816
Travelers Cos, Inc./The	5,960	1,117,440
Willis Towers Watson Plc	5,512	1,348,125
Total Insurance		5,928,158

Internet ― 5.2%
Alphabet, Inc. - Class A*	20,107	1,774,041
Booking Holdings, Inc.*	547	1,102,358
eBay, Inc.	24,800	1,028,456
Expedia Group, Inc.*	10,673	934,955
Meta Platforms, Inc. - Class A*	7,995	962,118
Palo Alto Networks, Inc.*	3,359	468,715
VeriSign, Inc.*	5,782	1,187,854
Total Internet		7,458,497

Lodging ― 0.7%
Marriott International Inc/MD - Class A	7,045	1,048,930
Total Lodging		1,048,930

Machinery ― 2.2%
Caterpillar, Inc.	4,869	1,166,418
Dover Corp. (a)	4,365	591,065
Westinghouse Air Brake Technologies Corp.	13,146	1,312,102
Total Machinery		3,069,585

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2022
Security Description	Shares	Value
Media ― 3.3%
Charter Communications, Inc. Class A* (a)	1,781	$603,937
Comcast Corp. - Class A	55,672	1,946,850
Fox Corp. - Class A (a)	37,006	1,123,872
Liberty Broadband Corp. - Class C*	13,222	1,008,442
Total Media		4,683,101

Miscellaneous Manufacturing ― 2.7%
3M Co.	8,129	974,830
Carlisle Cos, Inc.	2,321	546,943
Parker-Hannifin Corp.	3,966	1,154,106
Textron, Inc. (a)	16,831	1,191,635
Total Miscellaneous Manufacturing		3,867,514

Oil and Gas ― 7.8%
APA Corp.	13,559	632,934
Diamondback Energy, Inc.(a)	7,268	994,117
Dominion Energy, Inc.	9,532	584,502
Exxon Mobil Corp.	31,388	3,462,096
Marathon Oil Corp.	42,251	1,143,735
Marathon Petroleum Corp.	9,971	1,160,525
NiSource, Inc.	19,429	532,743
Occidental Petroleum Corp.	25,204	1,587,600
Phillips 66	10,452	1,087,844
Total Oil and Gas		11,186,096

Packaging and Containers ― 0.4%
Amcor Plc	48,562	578,374
Total Packaging and Containers		578,374

Pharmaceuticals ― 8.6%
AbbVie, Inc.	7,587	1,226,135
Bristol-Myers Squibb Co.	22,751	1,636,935
CVS Health Corp.	16,038	1,494,581
Johnson & Johnson	14,648	2,587,569
Merck & Co., Inc.	21,820	2,420,929
Pfizer, Inc.	33,860	1,734,987
Viatris, Inc.	102,687	1,142,906
Total Pharmaceuticals		12,244,042

Pipelines ― 1.2%
Cheniere Energy, Inc.	3,308	496,068
Kinder Morgan, Inc.	64,033	1,157,716
Total Pipelines		1,653,784

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2022
Security Description	Shares	Value
Real Estate Investment Trusts (REITs) ― 4.4%
Crown Castle, Inc.	3,218	$436,490
Essex Property Trust, Inc.	1,711	362,595
First Industrial Realty Trust, Inc.	10,382	501,035
Host Hotels & Resorts, Inc.	36,207	581,122
Invitation Homes, Inc.	16,175	479,427
Kilroy Realty Corp.	11,790	455,919
Lamar Advertising Co. - Class A	5,740	541,856
Life Storage, Inc.	5,319	523,922
Mid-America Apartment Communities, Inc. (a)	3,253	510,688
National Retail Properties, Inc. (a)	13,000	594,880
SBA Communications Corp. - Class A	1,666	466,996
Spirit Realty Capital, Inc.	6,446	257,389
STORE Capital Corp.	19,160	614,270
Total Real Estate Investment Trusts (REITs)		6,326,589
Real Estate Services ― 0.4%
CBRE Group, Inc. - Class A*	7,366	566,887
Total Real Estate Services		566,887

Retail ― 1.9%
Home Depot Inc/The	1,850	584,341
Lowe's Cos, Inc.	2,618	521,610
Tractor Supply Co.	2,509	564,450
Walgreens Boots Alliance, Inc.	28,390	1,060,650
Total Retail		2,731,051

Semiconductors ― 1.9%
Broadcom, Inc.	995	556,335
QUALCOMM, Inc.	8,551	940,097
Skyworks Solutions, Inc.	12,656	1,153,341
Total Semiconductors		2,649,773

Software ― 5.9%
Adobe, Inc.*	3,553	1,195,691
Autodesk, Inc.*	6,146	1,148,503
Cadence Design Systems, Inc.*	3,687	592,280
Electronic Arts, Inc.	8,348	1,019,959
Fidelity National Information Services, Inc.	18,346	1,244,776
MSCI, Inc.	2,386	1,109,896
Splunk, Inc.*	6,015	517,831
Synopsys, Inc.* (a)	1,590	507,671
VMware, Inc. - Class A*	9,107	1,117,975
Total Software		8,454,582

Telecommunications ― 2.4%
Cisco Systems, Inc.	49,345	2,350,796
T-Mobile US, Inc.*	7,897	1,105,580
Total Telecommunications		3,456,376

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments (Unaudited) (Continued)
December 31, 2022
Security Description	Shares	Value
Transportation ― 2.6%
CSX Corp.	34,407	$1,065,929
Delta Air Lines, Inc.*	32,683	1,073,963
FedEx Corp.	6,613	1,145,372
United Airlines Holdings, Inc.*	13,112	494,322
Total Transportation		3,779,586
Total Common Stocks (Cost ― $139,713,301)		141,032,131

Short-Term Investment ― 0.7%
First American Government Obligations Fund - Class X - 4.09% (b)	1,034,544	1,034,544
Total Short-Term Investment (Cost ― $1,034,544)		1,034,544

Collateral for Securities on Loan ― 5.5%
Mount Vernon Liquid Assets Portfolio LLC, 4.49% (b)	7,783,435	7,783,435
Total Collateral for Securities on Loan (Cost $7,783,435)		7,783,435

Total Investments ― 105.2% (Cost ― $148,531,280)		149,850,110
Liabilities in Excess of Other Assets ― (5.2)%		(7,375,298)
Total Net Assets ― 100.0%		$142,474,812

* Non-income producing security.
(a) All or a portion of this security is on loan.
(b) The rate reported is the annualized seven-day yield as of December 31, 2022.

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$141,032,131	$-	$-	$141,032,131
Short-Term Investment	1,034,544	-	-	1,034,544
Collateral for Securities on Loan	7,783,435	-	-	7,783,435
Total	$149,850,110	$-	$-	$149,850,110

See the Schedule of Investments for further detail of investment classifications.